ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Government subsidies	¥ 162,002		¥ 1,745
Deferred revenue	53,980		61,164
Current operating lease liabilities	¥ 27,500		¥ 42,320
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Other tax payable	¥ 18,792		¥ 20,535
Accrued payroll and welfare	13,849		25,875
Product warranty	12,195		17,748	¥ 24,858	¥ 32,782
Refund liabilities	7,768		4,845
Accrued expenses	5,906		6,703
Other current liabilities	13,600		16,884
Total	¥ 315,592	$ 44,450	¥ 197,819